CAPITAL STOCK	12 Months Ended
Dec. 31, 2018
CAPITAL STOCK
CAPITAL STOCK

20.CAPITAL STOCK

(a)	Authorized capital stock

An unlimited number of common shares, without par value, voting and participating.

An unlimited number of preferred shares, Series B,  Series C,  Series D,  Series E,  Series F, and Series H, without par value, ranking prior to the common shares with regards to payment of dividends and repayment of capital, non-voting, non-participating, a fixed monthly non-cumulative dividend of 1%, retractable and redeemable.

An unlimited number of preferred shares, Series G, ranking prior to all other shares with regards to payment of dividends and repayment of capital, non-voting, non-participating carrying the rights and restrictions attached to the class as well as a fixed annual cumulative preferred dividend of 11.25%, retractable and redeemable.

(b)	Issued and outstanding capital stock

	Common Shares
	Number	Amount

Balance as of December 31, 2017	172,516,829	$132,401
Corporate reorganization	—	—
Cancellation of shares due to merger	(172,516,829)	(132,401)
Issuance of shares	10,544,962	3,908,571
Reduction in paid-up capital	—	(2,588,100)
Balance as of December 31, 2018	10,544,962	$1,320,471

Corporate reorganization

On January 3, 2018, Quebecor Media Inc. transferred all of its 172,516,829 shares in the Corporation in the amount of $132.4 million to a newly fully owned subsidiary, 9370-5762 Québec Inc. in exchange for i) a convertible promissory note for a value of $3,908.6 million that is convertible into 3,908,570 common shares of 9370-5762 Québec Inc. and ii) 6,636,391 common shares of 9370-5762 Québec Inc. The following day the Corporation was merged with 9370-5762 Québec Inc. The new merged Corporation continues to operate under the name of Videotron Ltd. Since this transaction resulted in no substantive changes in the parent corporation reporting group, the transaction was accounted for using the continuity of interest method. Under this method, all figures of the Corporation reflect the carrying values of the two merged entities.

On January 8, 2018, the convertible promissory note was converted into 3,908,570 common shares of the Corporation.

This corporate reorganization resulted in an increase of $3,776.2 million of capital stock and a decrease of retained earnings by the same amount.

Reduction of paid-up capital

During the year ended December 31, 2018, the Corporation made reductions of its paid-up capital for total cash considerations of $2,588.1 million.